Other financial assets - Narrative (Details) € in Millions	Mar. 31, 2025 EUR (€) employee	Dec. 09, 2024 EUR (€)
Disclosure of financial assets [line items]
Number of former employees with insurance endowment | employee	2
Term Loan | Interest rate cap | Interest rate risk
Disclosure of financial assets [line items]
Notional amount | €	€ 150.0	€ 150.0